UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

Kansas Municipal Fund Class A / KSMUX	This semi-annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.38	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$57
Number of Holdings	76
Annual Portfolio Turnover	21%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	47.0	AAA	13.72
Education	10.9	AA	60.97
Health Care	9.0	A	14.02
Utilities	8.8	BBB	4.59
Housing	8.2	NR	6.70
Other Revenue	7.1
Pre-Refunded	5.8
Cash Equivalents and Other	3.2

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Kansas Municipal Fund Class I / KSITX	This semi-annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.79	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$57
Number of Holdings	76
Annual Portfolio Turnover	21%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	47.0	AAA	13.72
Education	10.9	AA	60.97
Health Care	9.0	A	14.02
Utilities	8.8	BBB	4.59
Housing	8.2	NR	6.70
Other Revenue	7.1
Pre-Refunded	5.8
Cash Equivalents and Other	3.2

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Maine Municipal Fund Class A / MEMUX	This semi-annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.48	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$8
Number of Holdings	23
Annual Portfolio Turnover	14%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	27.5	AAA	7.56
Housing	23.4	AA	82.91
Other Revenue	20.1	A	9.53
Health Care	15.7
Cash Equivalents and Other	7.2
Transportation	6.1

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Maine Municipal Fund Class I / MEIMX	This semi-annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.90	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$8
Number of Holdings	23
Annual Portfolio Turnover	14%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	27.5	AAA	7.56
Housing	23.4	AA	82.91
Other Revenue	20.1	A	9.53
Health Care	15.7
Cash Equivalents and Other	7.2
Transportation	6.1

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Nebraska Municipal Fund Class A / NEMUX	This semi-annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.40	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$29
Number of Holdings	41
Annual Portfolio Turnover	23%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	54.2	AAA	11.56
Utilities	12.5	AA	58.10
Education	11.2	A	10.70
Housing	11.0	NR	19.64
Other Revenue	6.6
Cash Equivalents and Other	4.5

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Nebraska Municipal Fund Class I / NEITX	This semi-annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.84	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$29
Number of Holdings	41
Annual Portfolio Turnover	23%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	54.2	AAA	11.56
Utilities	12.5	AA	58.10
Education	11.2	A	10.70
Housing	11.0	NR	19.64
Other Revenue	6.6
Cash Equivalents and Other	4.5

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Oklahoma Municipal Fund Class A / OKMUX	This semi-annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.56	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$41
Number of Holdings	58
Annual Portfolio Turnover	25%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	67.1	AAA	12.11
Housing	11.7	AA	24.42
Transportation	4.9	A	34.91
Education	4.8	BBB	16.23
Cash Equivalents and Other	3.8	NR	12.33
Utilities	3.5
General Obligation	3.0
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Oklahoma Municipal Fund Class I / OKMIX	This semi-annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.94	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$41
Number of Holdings	58
Annual Portfolio Turnover	25%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	67.1	AAA	12.11
Housing	11.7	AA	24.42
Transportation	4.9	A	34.91
Education	4.8	BBB	16.23
Cash Equivalents and Other	3.8	NR	12.33
Utilities	3.5
General Obligation	3.0
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for Montana Class A / VMTTX	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.54	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$56
Number of Holdings	95
Annual Portfolio Turnover	5%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.3	AAA	2.07
Housing	18.3	AA	61.31
Health Care	12.1	A	25.80
Other Revenue	11.1	BBB	0.92
Utilities	3.3	NR	9.90
Pre-Refunded	2.0
Cash Equivalents and Other	1.4
Transportation	1.8
Education	0.7

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for Montana Class I / VMTIX	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.93	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$56
Number of Holdings	95
Annual Portfolio Turnover	5%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	49.3	AAA	2.07
Housing	18.3	AA	61.31
Health Care	12.1	A	25.80
Other Revenue	11.1	BBB	0.92
Utilities	3.3	NR	9.90
Pre-Refunded	2.0
Cash Equivalents and Other	1.4
Transportation	1.8
Education	0.7

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for North Dakota Class A / VNDFX	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.32	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$18
Number of Holdings	33
Annual Portfolio Turnover	20%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	41.9	AA	57.07
Housing	13.9	A	10.28
Health Care	11.9	BBB	10.14
Education	9.9	NR	22.51
Utilities	9.1
Cash Equivalents and Other	8.0
Other Revenue	5.3

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for North Dakota Class I / VNDIX	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.78	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$18
Number of Holdings	33
Annual Portfolio Turnover	20%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	41.9	AA	57.07
Housing	13.9	A	10.28
Health Care	11.9	BBB	10.14
Education	9.9	NR	22.51
Utilities	9.1
Cash Equivalents and Other	8.0
Other Revenue	5.3

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

This information required by this Item is not required in a semi-annual report on this Form N-CSR.

Viking Mutual Funds | January 31, 2025

Schedule of Investments – January 31, 2025 (unaudited)

Kansas Municipal Fund

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.8%)^

Education (10.9%)
Kansas Development Finance Authority 4.000% 04/01/2045 Callable @ 100.000 04/01/2032	1,000,000	$942,760
Kansas Development Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2032	1,000,000	935,390
Kansas Development Finance Authority 4.000% 04/01/2047 Callable @ 100.000 04/01/2032	1,000,000	931,150
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	384,635
Kansas Development Finance Authority 4.000% 07/01/2033 Callable @ 100.000 07/01/2031	1,000,000	1,009,120
Kansas Development Finance Authority 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	2,000,000	1,989,940
		6,192,995
General Obligation (47.0%)
Atchison County Unified School District No 409 5.000% 09/01/2042 Callable @ 100.000 09/01/2031	610,000	646,990
City of Bel Aire KS 4.000% 11/01/2036 Callable @ 100.000 11/01/2031	285,000	293,875
City of Belle Plaine KS 4.000% 09/01/2027 Callable @ 100.000 09/01/2025	500,000	499,335
Butler County Unified School District No 205 Bluestem 5.250% 09/01/2042 Callable @ 100.000 09/01/2032	1,520,000	1,653,076
Cowley County Unified School District No 465 Winfield 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	200,000	219,140
Cowley County Unified School District No 465 Winfield 5.000% 09/01/2048 Callable @ 100.000 09/01/2033	500,000	531,675
Douglas County Unified School District No 348 Baldwin City 5.000% 09/01/2044 Callable @ 100.000 09/01/2031	400,000	416,004
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2042 Callable @ 100.000 09/01/2032	1,000,000	1,060,490
City of Edgerton KS 4.000% 08/01/2037 Callable @ 100.000 08/01/2031	300,000	310,593
City of Emporia KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	500,000	515,885
City of Goddard KS 4.000% 10/01/2041 Callable @ 100.000 10/01/2032	335,000	326,343
City of Goddard KS 4.000% 10/01/2045 Callable @ 100.000 10/01/2032	365,000	338,881
Gove County Unified School District No 293 Quinter 4.000% 09/01/2041 Callable @ 100.000 09/01/2030	655,000	656,408
Gove County Unified School District No 293 Quinter 4.000% 09/01/2043 Callable @ 100.000 09/01/2030	250,000	243,870
Harvey County Unified School District 440 Halstead Bentley 5.000% 09/01/2049 Callable @ 100.000 09/01/2031	1,000,000	1,051,920
Harvey County Unified School District No 460 Hesston 5.000% 09/01/2031	410,000	454,940
City of Haysville KS 4.250% 10/01/2025	500,000	499,845
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2038 Callable @ 100.000 09/01/2030	265,000	287,345
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	1,000,000	1,060,440
*Jefferson County Unified School District No 343 Perry 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	1,000,000	1,065,300
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,109,720
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	654,680
Leavenworth County Unified School District No 458 5.000% 09/01/2049 Callable @ 100.000 09/01/2031	1,000,000	1,037,310
City of Maize KS 4.000% 10/01/2044 Callable @ 100.000 10/01/2031	1,030,000	991,849
City of Maize KS 4.000% 10/01/2045 Callable @ 100.000 10/01/2031	1,075,000	1,028,689
City of Manhattan KS 4.000% 11/01/2044 Callable @ 100.000 11/01/2034	880,000	847,880
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,010
City of Prairie Village KS 4.000% 09/01/2040 Callable @ 100.000 09/01/2027	795,000	796,828
Pratt County Unified School District No 382 Pratt 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	500,000	553,670
Pratt County Unified School District No 382 Pratt 5.000% 09/01/2042 Callable @ 100.000 09/01/2033	1,035,000	1,113,080
Rawlins County Unified School District No 105 4.000% 09/01/2045 Callable @ 100.000 09/01/2031	1,000,000	961,780
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,006,700
Salina Airport Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2032	500,000	502,115
Salina Airport Authority 4.000% 09/01/2043 Callable @ 100.000 09/01/2032	265,000	258,168
Sedgwick County Unified School District No 262 Valley Center 4.500% 09/01/2044 Callable @ 100.000 09/01/2031	650,000	649,545
Shawnee County Unified School District No 372 Silver Lake 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	650,000	692,276
Shawnee County Unified School District No 372 Silver Lake 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	780,000	822,986
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	356,147
City of Wichita KS 4.750% 09/01/2027	180,000	180,020
		26,705,808
Health Care (9.0%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,015,288
Ashland Public Building Commission 5.000% 09/01/2035	500,000	500,220
City of Colby KS 5.500% 07/01/2026 Callable @ 100.000 01/01/2026	750,000	752,535
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,000,000	1,009,610
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	502,090
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	910,690
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	403,765
		5,094,198
Housing (8.2%)
Kansas Development Finance Authority 4.700% 03/01/2043	2,000,000	2,010,800
Kansas Development Finance Authority 4.170% 11/01/2041	1,440,732	1,443,182
County of Shawnee KS 4.700% 07/01/2044 Callable @ 100.000 07/01/2033	700,000	700,770
County of Shawnee KS 5.000% 07/01/2049 Callable @ 100.000 07/01/2033	500,000	506,490
		4,661,242
Other Revenue (7.1%)
*Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	751,935
City of Manhattan KS 5.000% 12/01/2026	90,000	90,203
City of Manhattan KS 4.500% 12/01/2025	120,000	120,505
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,002,120
County of Shawnee KS 5.000% 09/01/2033 Callable @ 100.000 09/01/2032	230,000	255,042
County of Shawnee KS 5.500% 09/01/2034 Callable @ 100.000 09/01/2032	210,000	242,120
Washington County Public Building Commission 4.000% 09/01/2028	100,000	99,741
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	760,000	739,548
Wyandotte County Kansas City Unified Government 5.250% 03/01/2046 Callable @ 100.000 03/01/2034	750,000	718,380
		4,019,594
Pre-Refunded (5.8%)
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,035,400
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	253,010
		3,288,410
Utilities (8.8%)
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	511,000
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	762,083
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,019,290
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	306,774
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	503,600
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	496,325
City of Olathe KS Stormwater Revenue 4.000% 10/01/2044 Callable @ 100.000 10/01/2032	445,000	432,553
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2049 Callable @ 100.000 08/01/2032	490,000	472,184
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	503,870
		5,007,679

TOTAL MUNICIPAL BONDS (COST: $55,525,928)		$54,969,926
OTHER ASSETS LESS LIABILITIES (3.2%)		$1,841,489
NET ASSETS (100.0%)		$56,811,415

^All portfolio holdings are issued securities from the state of Kansas.

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Schedule of Investments – January 31, 2025 (unaudited)

Maine Municipal Fund

	Principal Amount	Fair Value
MUNICIPAL BONDS (92.8%)^

General Obligation (27.5%)
City of Auburn ME 4.000% 09/01/2049 Callable @ 100.000 09/01/2034	215,000	$200,264
Town of Bar Harbor ME 5.000% 09/01/2049 Callable @ 100.000 09/01/2034	250,000	268,785
City of Bath ME 4.000% 05/01/2044 Callable @ 100.000 05/01/2034	400,000	385,128
Town of Gorham ME 4.000% 09/01/2040 Callable @ 100.000 09/01/2033	365,000	368,311
City of Lewiston ME 4.000% 03/15/2037 Callable @ 100.000 03/15/2031	310,000	317,434
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	99,960
Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	300,000	302,970
Town of York ME 4.000% 10/01/2042 Callable @ 100.000 10/01/2034	165,000	165,998
Town of York ME 4.000% 10/01/2043 Callable @ 100.000 10/01/2034	140,000	139,990
		2,248,840
Health Care (15.7%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,007
*Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	250,000	228,300
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	1,054,590
		1,287,897
Housing (23.4%)
Maine State Housing Authority 4.950% 11/15/2048 Callable @ 100.000 05/15/2033	900,000	915,678
Maine State Housing Authority 4.450% 11/15/2044 Callable @ 100.000 05/15/2033	500,000	500,200
*Maine State Housing Authority 4.950% 11/15/2047 Callable @ 100.000 11/15/2031	200,000	200,988
Maine State Housing Authority 4.400% 11/15/2043 Callable @ 100.000 05/15/2032	300,000	300,030
		1,916,896
Other Revenue (20.1%)
City of Augusta ME 5.000% 10/01/2043 Callable @ 100.000 10/01/2033	955,000	1,013,045
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	275,000	286,113
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	125,082
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	124,990
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	100,115
		1,649,345
Transportation (6.1%)
*Maine Turnpike Authority 4.000% 07/01/2032	250,000	250,210
*City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	245,527
		495,737
TOTAL MUNICIPAL BONDS (COST: $7,568,959)		$7,598,715
OTHER ASSETS LESS LIABILITIES (7.2%)		$589,632
NET ASSETS (100.0%)		$8,188,347

 ^All portfolio holdings are issued securities from the state of Maine.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Schedule of Investments – January 31, 2025 (unaudited)

Nebraska Municipal Fund

	Principal Amount	Fair Value
MUNICIPAL BONDS (95.5%)^

Education (11.2%)
Nebraska State Colleges 5.000% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	$1,058,800
Southeast Community College Area 5.000% 12/15/2043 Callable @ 100.000 12/15/2031	1,165,000	1,209,421
Southeast Community College Area 5.000% 12/15/2048 Callable @ 100.000 12/15/2031	1,000,000	1,027,510
		3,295,731
General Obligation (54.2%)
City of Aurora NE 5.000% 12/15/2028 Callable @ 100.000 06/15/2026	800,000	810,408
*City of Bellevue NE 4.000% 09/15/2049 Callable @ 100.000 09/15/2029	1,000,000	910,370
County of Butler NE 5.000% 12/01/2043 Callable @ 100.000 12/01/2028	600,000	613,842
Broken Bow Public Schools 4.000% 12/15/2044 Callable @ 100.000 03/18/2029	500,000	471,605
City of David City NE 4.350% 06/15/2026	500,000	500,120
Fremont School District 5.000% 12/15/2043 Callable @ 100.000 12/15/2033	675,000	721,777
Fremont School District 5.250% 12/15/2044 Callable @ 100.000 12/15/2033	210,000	229,721
Fremont School District 5.250% 12/15/2045 Callable @ 100.000 12/15/2033	300,000	326,796
Fremont School District 5.250% 12/15/2046 Callable @ 100.000 12/15/2033	395,000	429,207
Fremont School District 5.000% 12/15/2048 Callable @ 100.000 12/15/2033	740,000	784,067
Elkhorn School District 4.000% 12/15/2045 Callable @ 100.000 12/15/2034	1,500,000	1,432,125
Westside Community Schools 4.375% 12/01/2043 Callable @ 100.000 12/01/2031	350,000	356,118
County of Hall NE 4.000% 12/15/2044 Callable @ 100.000 06/15/2029	800,000	753,560
City of Hartington NE 4.500% 12/15/2040 Callable @ 100.000 06/15/2029	200,000	192,812
City of Henderson NE 4.600% 12/15/2034 Callable @ 100.000 12/15/2026	210,000	208,345
City of Henderson NE 4.850% 12/15/2036 Callable @ 100.000 12/15/2026	460,000	460,607
City of Henderson NE 5.100% 12/15/2038 Callable @ 100.000 12/15/2026	500,000	500,775
Nance County School District No 30 4.000% 12/15/2044 Callable @ 100.000 06/15/2029	500,000	470,975
Nance County School District No 30 4.125% 12/15/2049 Callable @ 100.000 06/15/2029	500,000	472,265
City of Nebraska City NE 4.150% 07/15/2033 Callable @ 100.000 07/15/2028	100,000	99,215
City of Nebraska City NE 5.000% 07/15/2038 Callable @ 100.000 07/15/2028	540,000	551,983
City of Nebraska City NE 4.000% 01/15/2036 Callable @ 100.000 02/22/2029	265,000	255,476
City of Nebraska City NE 4.350% 01/15/2039 Callable @ 100.000 02/22/2029	205,000	202,122
Otoe County School District No 501/NE 4.500% 12/15/2043 Callable @ 100.000 11/01/2028	1,000,000	1,017,690
Otoe County School District No 501/NE 4.750% 12/15/2047 Callable @ 100.000 11/01/2028	1,000,000	1,015,220
Otoe County School District No 501/NE 4.125% 12/15/2047 Callable @ 100.000 06/26/2029	500,000	480,450
City of Wahoo NE 4.750% 12/15/2033 Callable @ 100.000 08/15/2026	320,000	322,557
City of Wayne NE 4.250% 12/15/2026 Callable @ 100.000 12/15/2025	750,000	749,400
York County School District No 96 4.000% 12/15/2044 Callable @ 100.000 08/07/2029	625,000	610,513
		15,950,121
Housing (11.0%)
Nebraska Investment Finance Authority 4.500% 09/01/2044 Callable @ 100.000 09/01/2033	1,000,000	987,540
Nebraska Investment Finance Authority 4.700% 09/01/2049 Callable @ 100.000 09/01/2033	2,000,000	2,011,160
Nebraska Investment Finance Authority 4.550% 09/01/2044 Callable @ 100.000 09/01/2033	250,000	250,398
		3,249,098
Other Revenue (6.6%)
City of Columbus NE Sales Tax Revenue 4.000% 06/15/2039 Callable @ 100.000 06/14/2029	1,000,000	989,450
*City of Omaha NE Riverfront Redevelopment Special Tax Revenue 4.000% 04/15/2049 Callable @ 100.000 04/15/2034	1,000,000	955,940
		1,945,390
Utilities (12.5%)
Custer Public Power District 4.125% 06/01/2039 Callable @ 100.000 06/01/2029	1,000,000	990,130
City of David City NE Electric Utility Revenue 4.400% 12/15/2029 Callable @ 100.000 09/15/2026	135,000	135,629
City of David City NE Electric Utility Revenue 4.550% 12/15/2034 Callable @ 100.000 09/15/2026	530,000	533,201
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,000,000	2,018,400
		3,677,360

TOTAL MUNICIPAL BONDS (COST: $28,096,555)		$28,117,700

OTHER ASSETS LESS LIABILITIES (4.5%)		$1,320,292

NET ASSETS (100.0%)		$29,437,992

 ^All portfolio securities are issued securities from the state of Nebraska.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Schedule of Investments – January 31, 2025 (unaudited)

Oklahoma Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.2%)^

Education (4.8%)
OK DEV FIN AUTH E 5.000% 06/01/2039	19,000	$19,062
OK AGRICULTURAL 4.000% 09/01/2043 Callable @ 100.000 09/01/2034	500,000	486,480
UNIV OK C GEN 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	501,775
UNIV OK C GEN 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	500,000	490,930
UNIV OK C GEN 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	501,505
		1,999,752
General Obligation (3.0%)
BROKEN ARROW C 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	611,256
BROKEN ARROW C 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	614,428
		1,225,684
Health Care (1.2%)
OK CO FIN AUTH 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	249,340
OKLAHOMA DEV FIN AUTH 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	240,897
		490,237
Housing (11.7%)
CLEVELAND C0 HOME A 4.600% 07/01/2049 Callable @ 100.000 07/01/2034	500,000	487,800
OK HSG FIN AGY A 4.450% 09/01/2044 Callable @ 100.000 09/01/2032	2,000,000	1,992,960
OK HSG FIN AGY C 4.400% 09/01/2044 Callable @ 100.000 03/01/2033	870,000	869,191
OK HSG FIN AGY C 4.600% 09/01/2049 Callable @ 100.000 03/01/2033	1,000,000	999,960
TULSA HOME FIN AUT A 4.550% 07/01/2049 Callable @ 100.000 07/01/2034	500,000	491,295
		4,841,206
Other Revenue (67.1%)
ALFALFA EDUCTNL FACS 5.000% 09/01/2029	500,000	532,120
BRYAN CO SCH FIN AUTH 5.000% 12/01/2033	800,000	833,272
BRYAN CO SCH FIN AUTH 4.125% 12/01/2037 Callable @ 100.000 12/01/2033	1,000,000	977,020
CADD0 CO EDU FACS AUT 5.000% 09/01/2033	645,000	683,616
CADD0 CO EDU FACS AUT 5.000% 09/01/2034	735,000	778,431
*CADDO GOVT BLDG REF 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,036,775
CHOUTEAU EDU FAC AUTH 4.000% 09/01/2032	350,000	345,107
CHOUTEAU EDU FAC AUTH 4.000% 09/01/2034	240,000	233,966
CREEK CO EDUCTNL FACS 4.125% 09/01/2048 Callable @ 100.000 09/01/2034	500,000	486,675
*CREEK CO PFA A 5.000% 08/01/2044 Callable @ 100.000 08/01/2032	1,000,000	1,029,270
*CREEK CO PFA A 5.000% 08/01/2048 Callable @ 100.000 08/01/2032	2,000,000	2,028,080
HOBART EDU FACS AUTH 4.500% 09/01/2025	590,000	592,921
HOBART EDU FACS AUTH 5.000% 09/01/2026	635,000	646,240
HOBART EDU FACS AUTH 4.500% 09/01/2027	340,000	344,512
HOBART EDU FACS AUTH 4.500% 09/01/2028	365,000	370,475
JACKSON CO EDU FACS 4.250% 09/01/2031	400,000	387,904
KIOWA CO PUB FACS AUT 4.500% 12/01/2033	1,130,000	1,180,613
KIOWA CO PUB FACS AUT 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	1,000,000	1,061,870
KIOWA CO PUB FACS AUT 5.125% 12/01/2043 Callable @ 100.000 12/01/2033	1,000,000	1,034,740
LEFLORE CO PUB FACS 4.250% 09/01/2033	525,000	513,429
LEFLORE CO PUB FACS 4.500% 09/01/2036 Callable @ 100.000 09/01/2034	690,000	677,801
LOVE CO EDUCTNL FACS 4.750% 09/01/2037 Callable @ 100.000 09/01/2034	250,000	247,305
OKLAHOMA PPTY AUTH 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	231,451
OKLAHOMA PPTY AUTH 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	841,304
OK CNTY FIN AUTH 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	600,000	596,700
OK CNTY FIN AUTH 5.000% 10/01/2045 Callable @ 100.000 10/01/2034	640,000	680,461
OK DEV FIN AUTH B 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	280,000	304,480
OK DEV FIN AUTH B 5.000% 12/01/2043 Callable @ 100.000 12/01/2033	1,630,000	1,709,544
PAYNE CNTY ECON DEV 4.250% 09/01/2034	500,000	482,305
PONTOTOC CO EDU FACS 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	630,650
PONTOTOC CO EDU FACS 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	954,710
PONTOTOC 4.000% 09/01/2042 Callable @ 100.000 09/01/2034	1,000,000	968,690
ROGERS CO EDUCTNL FAC 4.125% 09/01/2036 Callable @ 100.000 09/01/2029	1,000,000	987,260
ROGERS CO EDUCTNL FAC 4.250% 09/01/2038 Callable @ 100.000 09/01/2029	1,000,000	987,500
STEPHENS EDUCTNL FACS 5.000% 09/01/2027	400,000	416,360
STEPHENS EDUCTNL FACS 4.000% 09/01/2032	665,000	651,401
TULSA STADIUM REV REF 4.000% 12/01/2038 Callable @ 100.000 12/01/2033	500,000	485,715
*WASHINGTON CO EDU FIN 5.000% 09/01/2025	400,000	403,400
WASHINGTON CO EDU FIN 5.000% 09/01/2031	445,000	473,075
		27,827,148
Transportation (4.9%)
OK TURNPIKE AUTH 5.250% 01/01/2048 Callable @ 100.000 01/01/2032	500,000	537,475
*TULSA ARPTS IMPT A 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,350,000
TULSA ARPTS IMPT A 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	143,601
		2,031,076
Utilities (3.5%)
CLINTON PUB WKS AUTH 4.000% 12/01/2039	500,000	492,170
OK WTR RESOURCES C 4.000% 10/01/2049 Callable @ 100.000 10/01/2031	1,000,000	968,420
		1,460,590

TOTAL MUNICIPAL BONDS (COST: $39,846,460)		$39,875,693
OTHER ASSETS LESS LIABILITIES (3.8%)		$1,556,297
NET ASSETS (100.0%)		$41,431,990

^All portfolio holdings are issued securities from the state of Oklahoma.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Schedule of Investments – January 31, 2025 (unaudited)

Viking Tax-Free Fund for Montana

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.6%)^

Education (0.7%)
MONTANA ST BRD RGTS G 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	$398,868
		398,868
General Obligation (49.3%)
BELGRADE 5.000% 07/01/2031	280,000	312,343
BELGRADE 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	281,615
BELGRADE 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	399,641
BOZEMAN 4.000% 07/01/2028	540,000	540,540
BOZEMAN B 4.000% 07/01/2041 Callable @ 100.000 07/01/2033	715,000	726,512
BOZEMAN B 4.000% 07/01/2043 Callable @ 100.000 07/01/2033	775,000	775,016
FLATHEAD CO ISD #5 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	482,327
GALLATIN CO 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	435,000	492,294
GALLATIN CO 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	915,000	1,028,753
GALLATIN CO 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	640,000	715,571
GALLATIN CO SCH DT#72 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	575,040
GALLATIN CO SCH DT#72 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	826,608
GALLATIN CO SD #27 4.250% 06/15/2026	285,000	285,194
GALLATIN SD #44 B 3.500% 06/15/2028	575,000	573,125
JUDITH BASIN CO K 12 5.000% 07/01/2037 Callable @ 100.000 07/01/2033	235,000	260,255
JUDITH BASIN CO K 12 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	160,000	176,602
JUDITH BASIN CO K 12 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	465,000	502,963
JUDITH BASIN CO K 12 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	300,000	320,160
JUDITH BASIN CO K 12 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	450,000	484,047
POLSON SD #23 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	525,000	575,705
POLSON SD #23 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	335,000	364,316
POLSON SD #23 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	355,000	382,658
POLSON SD #23 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	325,000	347,633
POLSON SD #23 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	510,000	541,656
POLSON SD#23 5.250% 07/01/2040 Callable @ 100.000 07/01/2033	595,000	662,247
POLSON SD#23 5.250% 07/01/2041 Callable @ 100.000 07/01/2033	625,000	690,000
POLSON SD#23 5.250% 07/01/2042 Callable @ 100.000 07/01/2033	320,000	349,622
POLSON SD#23 5.250% 07/01/2043 Callable @ 100.000 07/01/2033	350,000	379,967
POLSON SD#23 5.250% 07/01/2044 Callable @ 100.000 07/01/2033	360,000	389,333
POLSON HSD #23 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	320,000	346,362
POLSON HSD #23 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	400,000	428,448
POLSON HSD #23 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	635,000	676,739
POLSON HSD#23 5.250% 07/01/2040 Callable @ 100.000 07/01/2033	465,000	517,554
POLSON HSD#23 5.250% 07/01/2041 Callable @ 100.000 07/01/2033	490,000	540,960
POLSON HSD#23 5.250% 07/01/2042 Callable @ 100.000 07/01/2033	250,000	273,142
POLSON HSD#23 5.250% 07/01/2043 Callable @ 100.000 07/01/2033	250,000	271,405
POLSON HSD#23 5.250% 07/01/2044 Callable @ 100.000 07/01/2033	420,000	454,222
ARLEE SD #JT&8 5.000% 07/01/2039 Callable @ 100.000 01/01/2033	515,000	566,428
*ARLEE SD #JT&8 5.000% 07/01/2043 Callable @ 100.000 01/01/2033	1,215,000	1,300,524
MILES CITY 5.000% 07/01/2042 Callable @ 100.000 07/01/2034	395,000	423,606
MILES CITY 5.000% 07/01/2044 Callable @ 100.000 07/01/2034	300,000	318,135
MISSOULA SD #4 BLDG 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	526,045
MISSOULA SD #4 BLDG 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	524,295
RAVALLI CO OPEN SPACE 4.250% 07/01/2030	755,000	755,619
RAVALLI ETC #15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	251,727
RAVALLI ETC #15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	251,585
*BUTTE SD #1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	1,974,347
VALLEY CO K 12 SD #1A 4.250% 07/01/2031	450,000	450,495
YELLOWSTONE CARBON CO 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	330,000	365,145
YELLOWSTONE CARBON CO 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	1,395,000	1,516,030
YELLOWSTONE CARBON CO 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	600,000	643,860
		27,818,416
Health Care (12.1%)
MT FAC FIN AUTH B 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,029,290
MT FAC FIN AUTH B 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,014,440
MONTANA ST FAC FIN AU 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	400,000	405,224
MONTANA ST FAC FIN AU 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	202,706
*MONTANA ST FAC FIN AU 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,511,715
MT FAC FIN AUTH A REF 5.000% 06/01/2028	1,015,000	1,009,397
MT FAC FIN AUTH C 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	920,033
MT FAC FIN AUTH 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	721,819
		6,814,624
Housing (18.3%)
MT BRD HSG A 2 AMT 3.350% 06/01/2025	80,000	80,043
MT BRD OF HSG B 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	195,000	190,560
MONTANA BRD OF HSG B 4.450% 12/01/2038 Callable @ 100.000 12/01/2032	1,400,000	1,444,296
MONTANA BRD OF HSG B 4.800% 12/01/2043 Callable @ 100.000 12/01/2032	1,335,000	1,361,980
MONTANA BRD OF HSG C 4.375% 12/01/2038 Callable @ 100.000 12/01/2032	405,000	411,419
MONTANA BRD OF HSG C 4.600% 12/01/2043 Callable @ 100.000 12/01/2032	1,000,000	1,005,820
MONTANA BRD OF HSG C 4.850% 12/01/2048 Callable @ 100.000 12/01/2032	500,000	513,785
MONTANA BRD OF HSG A 3.950% 12/01/2039 Callable @ 100.000 06/01/2033	1,000,000	1,001,560
MONTANA BRD OF HSG A 4.450% 12/01/2044 Callable @ 100.000 06/01/2033	1,000,000	996,440
MONTANA HSG B REF 3.900% 12/01/2039 Callable @ 100.000 06/01/2033	500,000	493,475
MONTANA HSG B REF 4.300% 12/01/2044 Callable @ 100.000 06/01/2033	800,000	786,648
MONTANA HSG B REF 4.400% 12/01/2049 Callable @ 100.000 06/01/2033	1,650,000	1,618,122
MT BRD HSG A SF PROG 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	455,000	439,034
		10,343,182
Other Revenue (11.1%)
BILLINGS IMPT DISTS 5.500% 07/01/2026	10,000	10,013
BILLINGS TAX INCR 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	714,984
BILLINGS REV 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	403,850
BILLINGS REV REF 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	700,000	748,454
BILLINGS B REV 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	300,000	321,336
BILLINGS B REV 4.000% 07/01/2043 Callable @ 100.000 07/01/2033	275,000	261,896
GALLATIN IMPT 396 5.500% 07/01/2025	90,000	90,020
*GALLATIN IMPT 396 6.000% 07/01/2030	1,000,000	998,720
GREAT FALLS REV 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	849,215
KALISPELL TAX INCR 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	526,285
LIVINGSTON TAX INCR 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	520,774
*MADISON RUT IMPT 09 1 6.000% 07/01/2030	640,000	639,181
MISSOULA SPL ASSMT C 4.750% 07/01/2027	45,000	44,935
MISSOULA SPL ASM POOL 6.000% 07/01/2030	120,000	120,047
		6,249,710
Pre-Refunded (2.0%)
YELLOWSTONE CO SD #2 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	705,000	710,591
YELLOWSTONE CO SD #2 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	438,610
		1,149,201
Transportation (1.8%)
MISSOULA PKG COMMSN 4.000% 10/01/2026	665,000	665,106
MISSOULA SPL IMPT 540 4.600% 07/01/2025	105,000	104,662
MISSOULS SPL IMPT 541 5.400% 07/01/2029	240,000	240,413
		1,010,181
Utilities (3.3%)
BILLINGS SOL WST REV 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,404,874
BILLINGS STORM SWR 4.000% 07/01/2025	215,000	215,546
BILLINGS STORM SWR 4.000% 07/01/2026	225,000	225,128
		1,845,548

TOTAL MUNICPAL BONDS (COST: $55,986,204)		$55,629,730
OTHER ASSETS LESS LIABILITIES (1.4%)		$815,747
NET ASSETS (100.0%)		$56,445,477

^The portfolio holdings are issued securities from the state of Montana.

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Schedule of Investments – January 31, 2025 (unaudited)

Viking Tax-Free Fund for North Dakota

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.0%)^

Education (9.9%)
ND BRD HGR ED 4.000% 04/01/2035 Callable @ 100.000 04/01/2025	530,000	$503,474
N DAKOTA ST BRD 5.000% 05/01/2049 Callable @ 100.000 05/01/2033	750,000	780,532
UND ALUMNI ASSN A 5.000% 05/01/2049 Callable @ 100.000 05/01/2034	500,000	518,135
		1,802,141
General Obligation (41.9%)
FAIRMOUNT PUB SD#18 4.250% 08/01/2043 Callable @ 100.000 08/01/2031	260,000	260,070
*FARGO D REF 5.000% 05/01/2045 Callable @ 100.000 05/01/2033	500,000	531,640
FARGO PK DT A 5.000% 05/01/2036 Callable @ 100.000 05/01/2031	750,000	821,767
GRAND FORKS F REF 5.000% 12/01/2036 Callable @ 100.000 12/01/2033	750,000	842,580
HORACE A REF 5.000% 05/01/2039 Callable @ 100.000 05/01/2033	650,000	670,891
HORACE B REF 4.850% 08/01/2026 Callable @ 100.000 08/01/2025	400,000	400,460
HORACE C REF 4.750% 05/01/2044 Callable @ 100.000 05/01/2033	500,000	500,975
MANDAN PUB SD#1 4.000% 08/01/2044 Callable @ 100.000 08/01/2032	750,000	728,205
MAYVILLE ND 5.000% 05/01/2044 Callable @ 100.000 05/01/2031	500,000	477,340
STANLEY PUB SD #2 4.000% 08/01/2043 Callable @ 100.000 08/01/2031	685,000	684,541
VLY CITY PK DT A 4.800% 01/01/2035 Callable @ 100.000 01/01/2030	160,000	165,848
VLY CITY PK DT A 5.400% 01/01/2043 Callable @ 100.000 01/01/2030	200,000	207,040
WAHPETON PUB SD #37 4.000% 08/01/2040 Callable @ 100.000 08/01/2031	250,000	251,348
WAHPETON PUB SD #37 4.000% 08/01/2043 Callable @ 100.000 08/01/2031	285,000	277,533
W FARGO 4.000% 05/01/2047 Callable @ 100.000 05/01/2034	880,000	828,529
		7,648,767
Health Care (11.9%)
BURLEIGH CO REF B 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	229,842
*CASS CO B REF 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,224,029
GRAND FORKS ND HLTH C 5.000% 12/01/2037 Callable @ 100.000 12/01/2027	130,000	131,875
GRAND FORKS SR HSG A 5.125% 12/01/2025	250,000	249,770
GRAND FORKS SR HSG A 4.750% 12/01/2027 Callable @ 100.000 12/01/2026	350,000	346,917
		2,182,433
Housing (13.9%)
*N DAKOTA HSG AGY F 4.650% 07/01/2038 Callable @ 100.000 01/01/2033	1,000,000	1,048,700
N DAKOTA HSG AGY A 4.550% 07/01/2044 Callable @ 100.000 07/01/2033	500,000	499,115
N DAKOTA FIN AGY C 4.650% 07/01/2044 Callable @ 100.000 07/01/2033	1,000,000	998,240
		2,546,055
Other Revenue (5.3%)
FARGO G 4.000% 12/01/2044 Callable @ 100.000 12/01/2034	300,000	281,562
MANDAN PK DT REV 4.625% 05/01/2040 Callable @ 100.000 05/01/2030	280,000	280,949
MANDAN PK DT REV 4.750% 05/01/2043 Callable @ 100.000 05/01/2030	165,000	160,952
ND FIN AMT A INDL DEV 5.000% 06/01/2031	240,000	240,274
		963,737
Utilities (9.1%)
CASS ND RURAL WTR DT 4.150% 05/01/2039 Callable @ 100.000 05/01/2031	500,000	473,870
CASS RURAL WTR DT 4.170% 05/01/2035 Callable @ 100.000 05/01/2030	815,000	823,476
CASS RURAL WTR DT 4.375% 05/01/2038 Callable @ 100.000 05/01/2030	365,000	368,256
		1,665,602

TOTAL MUNICIPAL BONDS (COST: $16,888,725)		$16,808,735
OTHER ASSETS LESS LIABILITIES (8.0%)		$1,461,040
NET ASSETS (100.0%)		$18,269,775

^All portfolio holdings are issued securities from the state of North Dakota.

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Statements of Assets and Liabilities – as of January 31, 2025 (unaudited)

	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund
ASSETS
Investments in securities, at cost	$55,525,928	$7,568,959	$28,096,555

Investments in securities, at value	$54,969,926	$7,598,715	$28,117,700
Cash and cash equivalents	991,237	524,594	1,170,458
Receivable for Fund shares sold	0	0	31
Accrued interest receivable	983,451	75,939	237,464
Receivable from affiliate	9,065	5,744	6,978
Prepaid expenses	587	72	0
Total assets	$56,954,266	$8,205,064	$29,532,631

LIABILITIES
Payable for Fund shares redeemed	40,101	2,721	41,200
Distributions payable	18,055	2,530	10,479
Trustees’ fees payable	988	131	304
Payable to affiliates	54,814	11,046	30,118
Accrued expenses	28,893	289	12,538
Total liabilities	$142,851	$16,717	$94,639

NET ASSETS	$56,811,415	$8,188,347	$29,437,992

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$63,888,540	$9,683,482	$34,851,569
Distributable earnings (accumulated losses)	(7,077,125)	(1,495,135)	(5,413,577)

NET ASSETS	$56,811,415	$8,188,347	$29,437,992

Net Assets - Class A	$50,043,206	$8,029,024	$26,118,593
Net Assets - Class I	$6,768,209	$159,323	$3,319,399
Shares outstanding - Class A	5,242,050	852,874	2,828,285
Shares outstanding - Class I	708,640	16,908	359,574
Net asset value per share - Class A*	$9.55	$9.41	$9.23
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$9.79	$9.65	$9.47
Net asset value per share - Class I	$9.55	$9.42	$9.23

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Statements of Assets and Liabilities (continued) – as of January 31, 2025 (unaudited)

	Oklahoma Municipal Fund	Tax-Free Fund For MT	Tax-Free Fund For ND
ASSETS
Investments in securities, at cost	$39,846,460	$55,986,204	$16,888,725

Investments in securities, at value	$39,875,693	$55,629,730	$16,808,735
Cash and cash equivalents	1,027,630	645,082	1,276,564
Accrued interest receivable	626,693	305,578	214,325
Receivable from affiliate	8,011	9,356	6,243
Prepaid expenses	246	296	50
Total assets	$41,538,273	$56,590,042	$18,305,917

LIABILITIES
Payable for Fund shares redeemed	39,640	40,278	4,901
Distributions payable	8,398	29,013	4,452
Trustees’ fees payable	999	891	476
Payable to affiliates	40,777	53,457	20,556
Accrued expenses	16,469	20,926	5,757
Total liabilities	$106,283	$144,565	$36,142

NET ASSETS	$41,431,990	$56,445,477	$18,269,775

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$48,261,907	$65,909,833	$22,569,387
Distributable earnings (accumulated losses)	(6,829,917)	(9,464,356)	(4,299,612)

NET ASSETS	$41,431,990	$56,445,477	$18,269,775

Net Assets - Class A	$38,902,153	$46,270,540	$17,113,869
Net Assets - Class I	$2,529,837	$10,174,937	$1,155,906
Shares outstanding - Class A	3,708,991	5,101,015	1,940,001
Shares outstanding - Class I	241,015	1,121,763	130,978
Net asset value per share - Class A*	$10.49	$9.07	$8.82
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.76	$9.30	$9.05
Net asset value per share - Class I	$10.50	$9.07	$8.83

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Statements of Operations – For the six months ended January 31, 2025 (unaudited)

	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund
INVESTMENT INCOME
Interest	$1,131,848	$166,661	$667,397
Total investment income	$1,131,848	$166,661	$667,397

EXPENSES
Investment advisory fees	$146,397	$21,192	$79,132
Distribution (12b-1) fees - Class A	64,835	10,438	35,467
Transfer agent fees	38,160	8,111	22,017
Administrative service fees	59,819	24,761	40,984
Professional fees	8,052	1,442	4,988
Reports to shareholders	0	123	0
License, fees, and registrations	1,234	2,053	368
Audit fees	7,429	3,370	4,315
Trustees’ fees	3,249	519	1,636
Transfer agent out-of-pockets	5,660	671	3,298
Custodian fees	830	415	830
Legal fees	1,149	251	839
Insurance expense	605	91	494
Total expenses	$337,419	$73,437	$194,368
Less expenses waived or reimbursed (See Note 7)	(58,867)	(32,068)	(43,475)
Total net expenses	$278,552	$41,369	$150,893

NET INVESTMENT INCOME (LOSS)	$853,296	$125,292	$516,504

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(983,286)	$(283,149)	$(153,398)
Net change in unrealized appreciation (depreciation) of investments	54,080	193,933	(341,541)
Net realized and unrealized gain (loss) on investments	$(929,206)	$(89,216)	$(494,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(75,910)	$36,076	$21,565

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Statements of Operations (continued) – For the six months ended January 31, 2025 (unaudited)

	Oklahoma Municipal Fund	Tax-Free Fund For MT	Tax-Free Fund For ND
INVESTMENT INCOME
Interest	$905,205	$1,145,751	$389,274
Total investment income	$905,205	$1,145,751	$389,274

EXPENSES
Investment advisory fees	$110,126	$149,826	$47,790
Distribution (12b-1) fees - Class A	51,932	61,849	22,244
Transfer agent fees	29,455	38,983	14,495
Administrative service fees	49,663	60,779	32,209
Professional fees	5,981	8,671	2,863
Reports to shareholders	123	0	0
License, fees, and registrations	1,335	873	617
Audit fees	6,585	6,814	4,234
Trustees’ fees	2,617	3,299	1,166
Transfer agent out-of-pockets	3,197	5,160	2,165
Custodian fees	830	830	415
Legal fees	1,012	1,289	444
Insurance expense	578	712	281
Total expenses	$263,434	$339,085	$128,923
Less expenses waived or reimbursed (See Note 7)	(50,840)	(58,625)	(36,995)
Total net expenses	$212,594	$280,460	$91,928

NET INVESTMENT INCOME (LOSS)	$692,611	$865,291	$297,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$44,310	$(135,940)	$(175,929)
Net change in unrealized appreciation (depreciation) of investments	(471,378)	(363,305)	(168,198)
Net realized and unrealized gain (loss) on investments	$(427,068)	$(499,245)	$(344,127)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$265,543	$366,046	$(46,781)

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Statements of Changes in Net Assets – For the six months ended January 31, 2025 (unaudited)

	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$853,296	$125,292	$516,504
Net realized gain (loss) from investment transactions	(983,286)	(283,149)	(153,398)
Net change in unrealized appreciation (depreciation) of investments	54,080	193,933	(341,541)
Net increase (decrease) in net assets resulting from operations	$(75,910)	$36,076	$21,565

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(747,991)	$(123,091)	$(451,572)
Distributions - Class I	(104,933)	(2,036)	(56,321)
Total distributions	$(852,924)	$(125,127)	$(507,893)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$889,060	$16,312	$739,152
Proceeds from sale of shares - Class I	527,202	37,399	780,804
Proceeds from reinvested dividends - Class A	686,674	108,284	396,572
Proceeds from reinvested dividends - Class I	57,408	2,036	51,912
Cost of shares redeemed - Class A	(2,918,602)	(428,729)	(4,330,787)
Cost of shares redeemed - Class I	(333,855)	(1,639)	(428,493)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,092,113)	$(266,337)	$(2,790,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,020,947)	$(355,388)	$(3,277,168)
NET ASSETS, BEGINNING OF PERIOD	58,832,362	8,543,735	32,715,160
NET ASSETS, END OF PERIOD	$56,811,415	$8,188,347	$29,437,992

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Statements of Changes in Net Assets (continued) – For the six months ended January 31, 2025 (unaudited)

	Oklahoma Municipal Fund	Tax-Free Fund For MT	Tax-Free Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$692,611	$865,291	$297,346
Net realized gain (loss) from investment transactions	44,310	(135,940)	(175,929)
Net change in unrealized appreciation (depreciation) of investments	(471,378)	(363,305)	(168,198)
Net increase (decrease) in net assets resulting from operations	$265,543	$366,046	$(46,781)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(649,707)	$(702,748)	$(274,840)
Distributions - Class I	(42,359)	(161,601)	(22,023)
Total distributions	$(692,066)	$(864,349)	$(296,863)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$839,105	$2,262,896	$780,461
Proceeds from sale of shares - Class I	517,289	666,928	20,704
Proceeds from reinvested dividends - Class A	622,226	586,833	249,461
Proceeds from reinvested dividends - Class I	21,523	107,260	19,786
Cost of shares redeemed - Class A	(4,860,942)	(6,636,375)	(2,870,629)
Cost of shares redeemed - Class I	(256,045)	(756,304)	(217,807)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,116,844)	$(3,768,762)	$(2,018,024)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,543,367)	$(4,267,065)	$(2,361,668)
NET ASSETS, BEGINNING OF PERIOD	44,975,357	60,712,542	20,631,443
NET ASSETS, END OF PERIOD	$41,431,990	$56,445,477	$18,269,775

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Statements of Changes in Net Assets – For the year ended July 31, 2024

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,588,489	$278,630	$970,754
Net realized gain (loss) from investment transactions	(1,418,676)	(522,388)	(1,766,043)
Net change in unrealized appreciation (depreciation) of investments	1,107,911	523,179	1,385,521
Net increase (decrease) in net assets resulting from operations	$1,277,724	$279,421	$590,232

DISTRIBUTIONS TO SHAREHOLDERS
Distributions – Class A	$(1,384,581)	$(272,093)	$(870,091)
Distributions – Class I	(200,706)	(6,354)	(100,668)
Total distributions	$(1,585,287)	$(278,447)	$(970,759)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$4,580,837	$2,239,131	$1,431,857
Proceeds from sale of shares – Class I	1,355,397	85,426	472,715
Proceeds from reinvested dividends – Class A	1,252,547	235,118	763,613
Proceeds from reinvested dividends – Class I	106,170	5,686	95,371
Cost of shares redeemed – Class A	(8,988,840)	(3,872,822)	(5,293,943)
Cost of shares redeemed – Class I	(2,597,563)	(485,032)	(1,257,565)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,291,452)	$(1,792,493)	$(3,787,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,599,015)	$(1,791,519)	$(4,168,479)
NET ASSETS, BEGINNING OF PERIOD	63,431,377	10,335,254	36,883,639
NET ASSETS, END OF PERIOD	$58,832,362	$8,543,735	$32,715,160

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Statements of Changes in Net Assets (continued) – For the year ended July 31, 2024

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,360,987	$1,773,178	$588,233
Net realized gain (loss) from investment transactions	(2,061,584)	(1,136,220)	(2,108,337)
Net change in unrealized appreciation (depreciation) of investments	1,685,522	674,698	1,741,216
Net increase (decrease) in net assets resulting from operations	$984,925	$1,311,656	$221,112

DISTRIBUTIONS TO SHAREHOLDERS
Distributions – Class A	$(1,264,029)	$(1,449,776)	$(545,000)
Distributions – Class I	(95,906)	(321,226)	(42,241)
Total distributions	$(1,359,935)	$(1,771,002)	$(587,241)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$1,525,226	$6,628,957	$1,456,920
Proceeds from sale of shares – Class I	507,054	1,602,421	237,716
Proceeds from reinvested dividends – Class A	1,205,358	1,237,759	485,112
Proceeds from reinvested dividends – Class I	51,667	220,754	37,565
Cost of shares redeemed – Class A	(11,016,639)	(11,937,774)	(4,873,610)
Cost of shares redeemed – Class I	(1,580,671)	(3,092,740)	(388,799)
Net increase (decrease) in net assets resulting from capital share transactions	$(9,308,005)	$(5,340,623)	$(3,045,096)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,683,015)	$(5,799,969)	$(3,411,225)
NET ASSETS, BEGINNING OF PERIOD	54,658,372	66,512,511	24,042,668
NET ASSETS, END OF PERIOD	$44,975,357	$60,712,542	$20,631,443

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Notes to Financial Statements (unaudtied)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. ME Muni Fund, NE Muni Fund, Tax-Free Fund for MT and Tax Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $200,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2025, the Funds did not incur any interest or penalties.

Viking Mutual Funds | January 31, 2025

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2025:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$54,969,926	$0	$54,969,926
	Total	$0	$54,969,926	$0	$54,969,926

ME Muni Fund	Municipal Bonds	$0	$7,598,715	$0	$7,598,715
	Total	$0	$7,598,715	$0	$7,598,715

NE Muni Fund	Municipal Bonds	$0	$28,117,700	$0	$28,117,700
	Total	$0	$28,117,700	$0	$28,117,700

OK Muni Fund	Municipal Bonds	$0	$39,875,693	$0	$39,875,693
	Total	$0	$39,875,693	$0	$39,875,693

Tax-Free Fund for MT	Municipal Bonds	$0	$55,629,730	$0	$55,629,730
	Total	$0	$55,629,730	$0	$55,629,730

Tax-Free Fund for ND	Municipal Bonds	$0	$16,808,735	$0	$16,808,735
	Total	$0	$16,808,735	$0	$16,808,735

The Funds did not hold any Level 3 assets during the six months ended January 31, 2025.

Viking Mutual Funds | January 31, 2025

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2025, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$11,979,788	$1,094,543	$7,177,008	$10,461,006	$2,950,000	$3,665,116
Sales	$13,835,424	$1,565,704	$11,021,089	$13,010,593	$6,022,856	$7,129,689

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2025:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	92,003	1,707	79,089	78,947	246,667	88,282
Shares issued from reinvestments	71,140	11,395	42,429	58,833	64,236	27,943
Shares redeemed	(302,122)	(45,107)	(465,484)	(459,815)	(726,639)	(319,915)
Net increase (decrease)	(138,979)	(32,005)	(343,966)	(322,035)	(415,736)	(203,690)

Class I
Shares sold	54,244	3,989	83,370	48,518	72,490	2,352
Shares issued from reinvestments	5,946	214	5,558	2,034	11,741	2,215
Shares redeemed	(34,626)	(173)	(45,748)	(24,152)	(82,649)	(24,462)
Net increase (decrease)	25,564	4,030	43,180	26,400	1,582	(19,895)

Year Ended 7/31/2024:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	474,622	233,219	152,556	144,178	733,029	162,427
Shares issued from reinvestments	129,956	24,827	81,675	114,635	136,089	54,034
Shares redeemed	(930,720)	(407,788)	(566,758)	(1,053,955)	(1,308,655)	(548,837)
Net increase (decrease)	(326,142)	(149,742)	(332,527)	(795,142)	(439,537)	(332,376)

Class I
Shares sold	141,598	8,879	50,330	47,263	174,704	26,032
Shares issued from reinvestments	11,014	603	10,208	4,907	24,271	4,184
Shares redeemed	(269,066)	(51,054)	(134,548)	(149,463)	(337,967)	(42,960)
Net increase (decrease)	(116,454)	(41,572)	(74,010)	(97,293)	(138,992)	(12,744)

NOTE 6: Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2025.

At July 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$58,502,182	$8,333,883	$32,113,129	$42,402,841	$59,332,843	$20,554,481
Unrealized appreciation	$621,464	$151,811	$600,521	$676,175	$577,683	$307,724
Unrealized depreciation	(1,232,173)	(315,864)	(237,684)	(172,804)	(565,801)	(231,916)
Net unrealized appreciation/(depreciation)*	$(610,709)	$(164,053)	$362,837	$503,371	$11,882	$75,808

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount and the tax deferral of losses on wash sales.

Viking Mutual Funds | January 31, 2025

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/24:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt Income	$1,565,459	$270,721	$956,698	$1,349,433	$1,746,890	$581,255
Taxable Income	21,399	8,520	13,185	11,429	15,603	6,804
Total Income	$1,586,858	$279,241	$969,883	$1,360,862	$1,762,493	$588,059

Year ended 7/31/23:
Tax-exempt Income	$1,428,595	$212,911	$863,940	$1,226,095	$1,653,189	$529,947
Taxable Income	12,308	16,767	13,164	16,980	16,048	10,797
Total Income	$1,440,903	$229,678	$877,104	$1,243,075	$1,669,237	$540,744

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$18,782	$2,530	$9,368	$8,153	$28,147	$5,178
Distributions payable	(18,776)	(2,497)	(9,372)	(8,145)	(28,037)	(5,207)
Accumulated capital and other losses	(5,537,588)	(1,242,064)	(5,290,082)	(6,906,773)	(8,978,045)	(4,031,747)
Unrealized appreciation/(depreciation)*	(610,709)	(164,053)	362,837	503,371	11,882	75,808
Total accumulated earnings/(deficit)	$(6,148,291)	$(1,406,084)	$(4,927,249)	$(6,403,394)	$(8,966,053)	$(3,955,968)

The Funds’ capital loss carryforward amounts as of July 31, 2024 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,279,253	$476,250	$1,263,891	$1,510,535	$3,144,364	$877,291
Non-expiring L-T losses	4,258,335	765,814	4,026,191	5,396,238	5,833,681	3,154,456
Total	$5,537,588	$1,242,064	$5,290,082	$6,906,773	$8,978,045	$4,031,747

Capital loss carryforward utilized	$0	$0	$0	$0	$0	$0

There were no reclassifications between distributable earnings/(accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2024.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. The Funds’ pay investment advisory fees to VFM on a monthly basis. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2025 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2025, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2025			Payable 1/31/2025
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$146,397	$58,867	$0	$24,202	$9,065	$0
ME Muni Fund	$21,192	$21,192	$10,876	$3,453	$3,453	$2,291
NE Muni Fund	$79,132	$43,475	$0	$12,446	$6,978	$0
OK Muni Fund	$110,126	$50,840	$0	$17,612	$8,011	$0
Tax-Free Fund for MT	$149,826	$58,625	$0	$24,151	$9,356	$0
Tax-Free Fund for ND	$47,790	$36,995	$0	$7,623	$6,243	$0

Viking Mutual Funds | January 31, 2025

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of January 31, 2025, the following amounts are available to be repaid to VFM.

	7/31/2025 Amount	7/31/2026 Amount	07/31/2027 Amount	Total
KS Muni Fund	$129,582	$125,158	$122,198	$376,938
ME Muni Fund	$62,715	$58,758	$57,713	$179,186
NE Muni Fund	$107,280	$100,193	$88,798	$296,271
OK Muni Fund	$128,239	$115,141	$99,757	$343,137
Tax-Free Fund for MT	$143,955	$133,646	$119,811	$397,412
Tax Free Fund for ND	$79,832	$76,459	$69,819	$226,110

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2025			Payable 1/31/2025
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$7,676	$0	$64,835	$10,663
ME Muni Fund - A	$148	$0	$10,438	$1,698
NE Muni Fund - A	$4,662	$0	$35,467	$5,517
OK Muni Fund - A	$9,694	$0	$51,932	$8,279
Tax-Free Fund for MT - A	$6,281	$101	$61,849	$9,930
Tax-Free Fund for ND - A	$64	$0	$22,244	$3,566

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Commencing on November 30, 2024, IFS also charges a $2,500 annual fee for tailored shareholder reporting plus and an additional fee of $750 per year for each share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/2025		Payable 1/31/2025
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$43,820	$59,819	$9,775	$10,174
ME Muni Fund	$8,782	$24,761	$1,531	$4,364
NE Muni Fund	$25,315	$40,984	$5,273	$6,882
OK Muni Fund	$32,652	$49,663	$6,557	$8,329
Tax-Free Fund for MT	$44,143	$60,779	$9,216	$10,160
Tax-Free Fund for ND	$16,660	$32,209	$3,835	$5,532

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Kansas Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70	$9.75	$10.17	$11.08	$11.15	$10.83

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.25	$0.22	$0.18	$0.19	$0.23
Net realized and unrealized gain (loss) on investments(2)	(0.15)	(0.05)	(0.42)	(0.91)	(0.07)	0.32
Total from investment operations	$(0.01)	$0.20	$(0.20)	$(0.73)	$0.12	$0.55

Dividends from net investment income	$(0.14)	$(0.25)	$(0.22)	$(0.18)	$(0.19)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$9.55	$9.70	$9.75	$10.17	$11.08	$11.15

Total Return (excludes any applicable sales charge)#	(0.10)%	2.09%	(1.98)%	(6.62)%	1.05%	5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$50,043	$52,202	$55,633	$60,816	$70,686	$63,309
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.18%	1.18%	1.17%	1.15%	1.15%	1.17%
Ratio of net investment income to average net assets^(3)	2.89%	2.59%	2.21%	1.75%	1.67%	2.06%
Portfolio turnover rate#	21.19%	29.19%	33.60%	15.28%	4.30%	15.21%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Kansas Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.71	$9.75	$10.17	$11.08	$11.15	$10.83

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.15	$0.27	$0.24	$0.20	$0.21	$0.25
Net realized and unrealized gain (loss) on investments(2)	(0.16)	(0.04)	(0.42)	(0.91)	(0.07)	0.32
Total from investment operations	$(0.01)	$0.23	$(0.18)	$(0.71)	$0.14	$0.57

Dividends from net investment income	$(0.15)	$(0.27)	$(0.24)	$(0.20)	$(0.21)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$9.55	$9.71	$9.75	$10.17	$11.08	$11.15

Total Return (excludes any applicable sales charge)#	(0.08)%	2.45%	(1.74)%	(6.38)%	1.30%	5.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,768	$6,630	$7,798	$10,443	$10,503	$6,756
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	0.93%	0.93%	0.92%	0.90%	0.90%	0.92%
Ratio of net investment income to average net assets^(3)	3.14%	2.84%	2.46%	1.97%	1.92%	2.31%
Portfolio turnover rate#	21.19%	29.19%	33.60%	15.28%	4.30%	15.21%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Maine Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52	$9.49	$9.87	$10.89	$10.97	$10.85

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.25	$0.21	$0.18	$0.19	$0.21
Net realized and unrealized gain (loss) on investments(2)	(0.11)	0.03	(0.38)	(1.02)	(0.08)	0.12
Total from investment operations	$0.03	$0.28	$(0.17)	$(0.84)	$0.11	$0.33

Dividends from net investment income	$(0.14)	$(0.25)	$(0.21)	$(0.18)	$(0.19)	$(0.21)

NET ASSET VALUE, END OF PERIOD	$9.41	$9.52	$9.49	$9.87	$10.89	$10.97

Total Return (excludes any applicable sales charge)#	0.33%	3.05%	(1.74)%	(7.74)%	1.00%	3.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$8,029	$8,421	$9,818	$10,908	$13,477	$14,573
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.74%	1.54%	1.53%	1.46%	1.40%	1.40%
Ratio of net investment income to average net assets^(3)	2.95%	2.69%	2.16%	1.76%	1.73%	1.94%
Portfolio turnover rate#	13.70%	69.10%	0.00%	9.66%	15.80%	22.13%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Maine Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52	$9.49	$9.87	$10.89	$10.98	$10.85

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.15	$0.28	$0.23	$0.21	$0.22	$0.24
Net realized and unrealized gain (loss) on investments(2)	(0.10)	0.03	(0.38)	(1.02)	(0.09)	0.13
Total from investment operations	$0.05	$0.31	$(0.15)	$(0.81)	$0.13	$0.37

Dividends from net investment income	$(0.15)	$(0.28)	$(0.23)	$(0.21)	$(0.22)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.42	$9.52	$9.49	$9.87	$10.89	$10.98

Total Return (excludes any applicable sales charge)#	0.56%	3.30%	(1.50)%	(7.52)%	1.16%	3.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$159	$123	$517	$602	$973	$1,063
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	1.49%	1.29%	1.28%	1.21%	1.15%	1.15%
Ratio of net investment income to average net assets^(3)	3.20%	2.94%	2.41%	2.01%	1.98%	2.19%
Portfolio turnover rate#	13.70%	69.10%	0.00%	9.66%	15.80%	22.13%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Nebraska Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.38	$9.47	$9.81	$10.64	$10.77	$10.58

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.15	$0.26	$0.19	$0.15	$0.17	$0.21
Net realized and unrealized gain (loss) on investments(2)	(0.15)	(0.09)	(0.34)	(0.83)	(0.13)	0.19
Total from investment operations	$(0.00)	$0.17	$(0.15)	$(0.68)	$0.04	$0.40

Dividends from net investment income	$(0.15)	$(0.26)	$(0.19)	$(0.15)	$(0.17)	$(0.21)

NET ASSET VALUE, END OF PERIOD	$9.23	$9.38	$9.47	$9.81	$10.64	$10.77

Total Return (excludes any applicable sales charge)#	0.00%	1.87%	(1.56)%	(6.39)%	0.38%	3.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$26,119	$29,749	$33,188	$49,780	$55,363	$51,557
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.25%	1.24%	1.20%	1.17%	1.18%	1.19%
Ratio of net investment income to average net assets^(3)	3.24%	2.81%	1.93%	1.51%	1.59%	1.96%
Portfolio turnover rate#	23.13%	79.45%	19.33%	26.33%	8.21%	13.06%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Nebraska Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.37	$9.47	$9.81	$10.63	$10.76	$10.57

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.16	$0.29	$0.21	$0.18	$0.20	$0.23
Net realized and unrealized gain (loss) on investments(2)	(0.14)	(0.10)	(0.34)	(0.82)	(0.13)	0.19
Total from investment operations	$0.02	$0.19	$(0.13)	$(0.64)	$0.07	$0.42

Dividends from net investment income	$(0.16)	$(0.29)	$(0.21)	$(0.18)	$(0.20)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$9.23	$9.37	$9.47	$9.81	$10.63	$10.76

Total Return (excludes any applicable sales charge)#	0.22%	2.02%	(1.32)%	(6.07)%	0.63%	4.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,319	$2,966	$3,695	$2,520	$2,495	$1,660
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	1.00%	0.99%	0.95%	0.92%	0.93%	0.94%
Ratio of net investment income to average net assets^(3)	3.49%	3.06%	2.18%	1.76%	1.84%	2.21%
Portfolio turnover rate#	23.13%	79.45%	19.33%	26.33%	8.21%	13.06%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Oklahoma Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$10.59	$10.64	$11.02	$12.14	$12.08	$11.86

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.17	$0.29	$0.23	$0.17	$0.18	$0.24
Net realized and unrealized gain (loss) on investments(2)	(0.10)	(0.05)	(0.38)	(1.12)	0.06	0.22
Total from investment operations	$0.07	$0.24	$(0.15)	$(0.95)	$0.24	$0.46

Dividends from net investment income	$(0.17)	$(0.29)	$(0.23)	$(0.17)	$(0.18)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$10.49	$10.59	$10.64	$11.02	$12.14	$12.08

Total Return (excludes any applicable sales charge)#	0.63%	2.33%	(1.34)%	(7.88)%	2.03%	3.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$38,902	$42,700	$51,337	$61,402	$77,021	$62,321
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.21%	1.18%	1.18%	1.15%	1.14%	1.17%
Ratio of net investment income to average net assets^(3)	3.13%	2.77%	2.16%	1.45%	1.51%	1.99%
Portfolio turnover rate#	24.51%	69.12%	22.50%	38.98%	11.13%	13.69%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Oklahoma Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$10.60	$10.65	$11.03	$12.15	$12.09	$11.87

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.18	$0.32	$0.26	$0.20	$0.21	$0.27
Net realized and unrealized gain (loss) on investments(2)	(0.10)	(0.05)	(0.38)	(1.12)	0.06	0.22
Total from investment operations	$0.08	$0.27	$(0.12)	$(0.92)	$0.27	$0.49

Dividends from net investment income	$(0.18)	$(0.32)	$(0.26)	$(0.20)	$(0.21)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.50	$10.60	$10.65	$11.03	$12.15	$12.09

Total Return (excludes any applicable sales charge)#	0.76%	2.59%	(1.09)%	(7.64)%	2.29%	4.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,530	$2,275	$3,321	$3,216	$4,970	$4,799
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	0.96%	0.93%	0.93%	0.90%	0.89%	0.92%
Ratio of net investment income to average net assets^(3)	3.38%	3.02%	2.41%	1.70%	1.76%	2.25%
Portfolio turnover rate#	24.51%	69.12%	22.50%	38.98%	11.13%	13.69%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Viking Tax-Free Fund For Montana, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.15	$9.22	$9.51	$10.34	$10.35	$10.18

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.13	$0.25	$0.22	$0.17	$0.17	$0.22
Net realized and unrealized gain (loss) on investments(2)	(0.08)	(0.07)	(0.29)	(0.83)	(0.01)	0.17
Total from investment operations	$0.05	$0.18	$(0.07)	$(0.66)	$0.16	$0.39

Dividends from net investment income	$(0.13)	$(0.25)	$(0.22)	$(0.17)	$(0.17)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$9.07	$9.15	$9.22	$9.51	$10.34	$10.35

Total Return (excludes any applicable sales charge)#	0.56%	1.98%	(0.76)%	(6.46)%	1.57%	3.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$46,271	$50,466	$54,906	$65,357	$79,710	$72,738
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.18%	1.17%	1.17%	1.14%	1.13%	1.15%
Ratio of net investment income to average net assets^(3)	2.85%	2.72%	2.33%	1.68%	1.65%	2.15%
Portfolio turnover rate#	5.07%	31.96%	16.20%	26.78%	12.00%	10.52%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Viking Tax-Free Fund For Montana, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.15	$9.22	$9.51	$10.34	$10.35	$10.18

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.27	$0.24	$0.19	$0.20	$0.25
Net realized and unrealized gain (loss) on investments(2)	(0.08)	(0.07)	(0.29)	(0.83)	(0.01)	0.17
Total from investment operations	$0.06	$0.20	$(0.05)	$(0.64)	$0.19	$0.42

Dividends from net investment income	$(0.14)	$(0.27)	$(0.24)	$(0.19)	$(0.20)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$9.07	$9.15	$9.22	$9.51	$10.34	$10.35

Total Return (excludes any applicable sales charge)#	0.68%	2.23%	(0.51)%	(6.21)%	1.82%	4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,175	$10,247	$11,607	$15,776	$18,055	$13,456
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	0.93%	0.92%	0.92%	0.89%	0.88%	0.90%
Ratio of net investment income to average net assets^(3)	3.10%	2.97%	2.58%	1.93%	1.90%	2.40%
Portfolio turnover rate#	5.07%	31.96%	16.20%	26.78%	12.00%	10.52%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Viking Tax-Free Fund For North Dakota, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.99	$9.11	$9.51	$10.36	$10.39	$10.31

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.24	$0.19	$0.16	$0.19	$0.23
Net realized and unrealized gain (loss) on investments(2)	(0.17)	(0.12)	(0.40)	(0.85)	(0.03)	0.08
Total from investment operations	$(0.03)	$0.12	$(0.21)	$(0.69)	$0.16	$0.31

Dividends from net investment income	$(0.14)	$(0.24)	$(0.19)	$(0.16)	$(0.19)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$8.82	$8.99	$9.11	$9.51	$10.36	$10.39

Total Return (excludes any applicable sales charge)#	(0.35)%	1.35%	(2.18)%	(6.70)%	1.57%	3.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,114	$19,274	$22,552	$27,459	$30,747	$28,719
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.37%	1.30%	1.28%	1.23%	1.24%	1.26%
Ratio of net investment income to average net assets^(3)	3.10%	2.67%	2.08%	1.63%	1.85%	2.25%
Portfolio turnover rate#	19.86%	55.91%	12.19%	22.82%	22.02%	21.95%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Financial Highlights

Viking Tax-Free Fund For North Dakota, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.99	$9.11	$9.51	$10.36	$10.39	$10.32

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.15	$0.26	$0.21	$0.19	$0.22	$0.26
Net realized and unrealized gain (loss) on investments(2)	(0.16)	(0.12)	(0.40)	(0.85)	(0.03)	0.07
Total from investment operations	$(0.01)	$0.14	$(0.19)	$(0.66)	$0.19	$0.33

Dividends from net investment income	$(0.15)	$(0.26)	$(0.21)	$(0.19)	$(0.22)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$8.83	$8.99	$9.11	$9.51	$10.36	$10.39

Total Return (excludes any applicable sales charge)#	(0.11)%	1.61%	(1.94)%	(6.46)%	1.83%	3.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,156	$1,357	$1,491	$1,631	$2,069	$2,150
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	1.12%	1.05%	1.03%	0.98%	0.99%	1.01%
Ratio of net investment income to average net assets^(3)	3.35%	2.92%	2.33%	1.88%	2.10%	2.50%
Portfolio turnover rate#	19.86%	55.91%	12.19%	22.82%	22.02%	21.95%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

As of January 31, 2025, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of Viking Mutual Funds (the “Independent Trustees”) are paid an annual fee of $30,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and The Integrity Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2024, the aggregate remuneration paid by the Trust to the Independent Trustees was $26,280. In addition, for the fiscal year ended July 31, 2024, Brent M. Wheeler was paid by the Trust an aggregate amount of $33,560 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on November 8, 2024, the Board of Trustees (the “Board” or the “Trustees”) of Viking Mutual Funds (the “Trust”), including a majority of the trustees who are neither a party to the advisory agreement nor “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”). The Board considered information received and discussions held at the November 8, 2024 Board meeting and, with respect to the Independent Trustees, discussions held at the October 14, 2024 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested and reviewed information, provided by the Adviser, that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory Agreement for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)	information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, each Fund’s past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also received and considered information regarding distribution and marketing efforts on behalf of the Funds over a five -year period, as well as information regarding the Adviser and its affiliates commitment to the growth of the Funds. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the personnel of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

Viking Mutual Funds | January 31, 2025

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 12 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to its long-term focus on managing investment companies which have the potential to enhance the Funds’ future performance. They considered the background and experience of the Adviser personnel. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. The Board considered the total return history and category rankings of each Fund, according to Morningstar data, as well as additional information and commentary of the Adviser regarding the differences in the investment profile of the Funds versus the applicable index and peer group. The Board considered information provided by the Adviser regarding certain limitations of the peer group categories, noting that certain Fund's average maturity range falls between two Morningstar categories. With respect to index performance comparisons, the Board recognized that the index of each Fund is a general municipal index. In this regard, the Board made the following observations:

As of September 30, 2024, the Morningstar risk rating for Class A shares of: (1) Kansas Municipal Fund was above average for the 3- and 5-year periods, and average for the 10-year period; (2) Nebraska Municipal Fund was above average for the 3-year period and average for the 5- and 10-year periods; (3) Oklahoma Municipal Fund was high for the 3-, 5- and 10-year periods; (4) Maine Municipal Fund was average for the 3-, 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was high for the 3-year period and above average for the 5- and 10-year periods; and (6) Viking Tax-Free Fund for Montana was average for the 3-, 5- and 10-year periods.

As of September 30, 2024, the Morningstar return rating for Class A shares of: (1) Kansas Municipal Fund was below average for the 3-year period, and average for the 5- and 10-year period; (2) Nebraska Municipal Fund was below average for the 3- and 10-year periods, and low for the 5-year period; (3) Oklahoma Municipal Fund was low for the 3-year period and below average for the 5- and 10-year periods; (4) Maine Municipal Fund was rated as below average for the 3-year period and low for the 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was low for the 3- and 5-year periods and below average for the 10-year period; and (6) Viking Tax-Free Fund for Montana was below average for the 3- and 5-year periods and average for the 10-year period.

As of September 30, 2024, the Fund performance for Class A shares of: (1) Kansas Municipal Fund was above its index for the 1-year period and below its index for the 3-, 5- and 10-year periods, and was below the category median for the 1-, 3-, 5- and 10-year periods; (2) Nebraska Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (3) Oklahoma Municipal Fund was above its index for the 1-year period and below its index for the 3-, 5- and 10-year periods, and was above its category median for the 1-year period and below the category median for the 3-, 5- and 10-year periods; (4) Maine Municipal Fund was above its index for the 1-year period and below its index for the 3-, 5- and 10-year periods, and was below the category median for the 1-, 3-, 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was below its index and category median for the 1-, 3-, 5 and 10-year periods; and (6) Viking Tax-Free Fund for Montana was below its index and category median for the 1-, 3-, 5- and 10-year periods. The Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates from their relationship with the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2023 and the six months ended June 30, 2024. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser had benefitted from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level at which the Adviser would benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board determined that the advisory fees are structured appropriately based on the size of the respective Fund.

Viking Mutual Funds | January 31, 2025

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser for each Fund are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A shares of each Fund to other funds with a similar investment strategy and within fund complexes of similar size, as determined by the Adviser, reflected that the net operating expense of 0.98% for Class A shares of each Fund is comparable to, although generally higher than, that of other similar funds. The Board considered information provided by the Adviser regarding the limitations of certain peer group comparisons.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. The Board considered that the Adviser does not benefit from soft dollar arrangements with respect to securities trading in the Funds in light of the types of securities traded for the Funds.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable considering the nature, extent and quality of services provided by the Adviser.

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

Viking Mutual Funds | January 31, 2025

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR was filed with the Registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 was filed with the Registrant’s annual N-CSR.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached ereto.

Viking Mutual Funds | January 31, 2025

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By:	/s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

March 24, 2025

By:	/s/ Shelly Nahrstedt
Shelly Nahrstedt
Principal Financial Officer

March 24, 2025

Viking Mutual Funds | January 31, 2025